7. PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET	6 Months Ended
Jun. 30, 2014
Property, Plant and Equipment [Abstract]
NOTE 7. PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET

Summaries of property, equipment and leasehold improvements are as follows:

	June 30,	December 31,
	2014	2013
	(unaudited)

Buildings and leasehold improvements	$74,190	$74,855
Furniture and fixtures	7,366	6,912
Machinery and equipment	6,181	6,238
Company automobiles	1,603	1,721
Total	89,340	89,726

Less: Accumulated depreciation and amortization	(9,182)	(7,472)
Property, equipment and leasehold improvements, net	$80,158	$82,254

Depreciation and amortization expense for the operations was approximately $1,966 and $1,342 for the six months ended June 30, 2014 and 2013, respectively, and $978 and $869 for the three months ended June 30, 2014 and 2013, respectively.

The following schedule provides an analysis of AutoChina’s investment in property on operating leases and property held for lease by major classes as of June 30, 2014 and December 31, 2013.

	June 30,	December 31,
	2014	2013
	(unaudited)

Buildings and leasehold improvements	$61,828	$62,250
Machinery and equipment	5,253	5,289
Total	67,081	67,539

Less: Accumulated depreciation	(2,239)	(1,263)
Total	$64,842	$66,276